United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on February 9, 2010

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:	$228,695,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                     TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
    Allstate Corp          com   020002101       13,583  452,153 SH          sole                 452,153       0       0
American Express Co    com   025816109       12,285  303,179 SH          sole                 303,179       0       0
Becton Dickinson & Co  com   075887109        9,588  121,585 SH          sole                 121,585       0       0
Blast Energy Services  com   093440105            1   12,000 SH          sole                  12,000       0       0
Citigroup Inc          com   172967101        6,8602,072,457 SH          sole               2,072,457       0       0
Coca-Cola Co.          com   191216100          335    5,875 SH          sole                   5,875       0       0
Comcast Corp           com   20030n200       14,301  893,260 SH          sole                 893,260       0       0
Denny's Corp           com   24869p104           31   14,000 SH          sole                  14,000       0       0
Exxon Mobil Corp       com   30231g102        1,804   26,506 SH          sole                  26,506       0       0
Health Discovery Corp  com   42218r100           10   38,910 SH          sole                  38,910       0       0
Hershey Foods Corp     com   427866108        8,371  233,899 SH          sole                 233,899       0       0
Home Depot Inc         com   437076102       10,440  360,861 SH          sole                 360,861       0       0
Intel Corp             com   458140100       15,442  756,980 SH          sole                 756,980       0       0
Johnson & Johnson      com   478160104       12,703  197,224 SH          sole                 197,224       0       0
Legg Mason Inc         com   524901105       12,398  411,079 SH          sole                 411,079       0       0
Masco Corp             com   574599106        3,570  258,493 SH          sole                 258,493       0       0
McGraw-Hill Co.        com   580645109       13,787  411,426 SH          sole                 411,426       0       0
Microsoft Corp         com   594918104       15,764  517,192 SH          sole                 517,192       0       0
Moody's Corp           com   615369105       12,177  454,367 SH          sole                 454,367       0       0
Nestle Sa              com   641069406        5,111  105,251 SH          sole                 105,251       0       0
Pepsico Inc            com   713448108          265    4,352 SH          sole                   4,352       0       0
Philip Morris          com   718172109        4,700   97,530 SH          sole                  97,530       0       0
Pinnacle West Capital  com   723484101          213    5,834 SH          sole                   5,834       0       0
Power 3 Medical        com   73936a103            9   60,000 SH          sole                  60,000       0       0
Proctor & Gamble       com   742718109        4,775   78,750 SH          sole                  78,750       0       0
Sara Lee Corp          com   803111103          195   16,000 SH          sole                  16,000       0       0
Sunoco                 com   86764p109          221    8,473 SH          sole                   8,473       0       0
Sysco Corp.            com   871829107        4,497  160,949 SH          sole                 160,949       0       0
Time Warner Cable-A    com   88732j207       14,884  359,592 SH          sole                 359,592       0       0
Unitedhealth Group In  com   91324p102       15,337  503,172 SH          sole                 503,172       0       0
Wal-Mart Stores        com   931142103       15,038  281,331 SH          sole                 281,331       0       0

                                            228,6959,222,680                                9,222,680